Intangible Assets and Contingent Earnout Liability (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Apr. 07, 2017	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 03, 2021
Finite-Lived Intangible Assets [Line Items]
Research and Development Expense		$ 1,791,000	$ 1,071,000		$ 1,680,000	$ 1,649,000
[custom:AmortizationOfIntangibleAsset]			$ 42,000		42,000	166,000
Finance Lease, Liability, Current						100,000
Advance Royalties				$ 1,600,000	1,600,000
Royalty Expense		30,000,000			30,000,000
Royalty Guarantees, Commitments, Amount		30,000,000			30,000,000
Purchase Obligation		625,000							$ 1,200,000
Mr Booth [Member]
Finite-Lived Intangible Assets [Line Items]
Royalty Expense		$ 30,000,000			$ 30,000,000
[custom:PercentageOfConsiderationReceived-0]		0.30%			0.30%
Business Acquisition, Transaction Costs		$ 100,000,000			$ 100,000,000
[custom:ConcentrationRiskPercentage]		0.25%			0.25%
Minimum [Member] | Mr Booth [Member]
Finite-Lived Intangible Assets [Line Items]
[custom:PercentageOfConsiderationReceived-0]		0.20%			0.20%
Business Acquisition, Transaction Costs		$ 50,000,000			$ 50,000,000
Maximum [Member] | Mr Booth [Member]
Finite-Lived Intangible Assets [Line Items]
[custom:PercentageOfConsiderationReceived-0]		0.40%			0.40%
Business Acquisition, Transaction Costs		$ 150,000,000			$ 150,000,000
License [Member]
Finite-Lived Intangible Assets [Line Items]
Revenues		$ 1,600,000			$ 1,600,000
[custom:PercentageOfConsiderationReceived-0]		7.60%			7.60%
License [Member] | Mr Booth [Member]
Finite-Lived Intangible Assets [Line Items]
[custom:PercentageOfConsiderationReceived-0]		0.40%			0.40%
Product [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Finite-Lived Intangible Assets [Line Items]
Concentration Risk, Percentage		4.75%			4.75%
Disper Solar LLC [Member]
Finite-Lived Intangible Assets [Line Items]
[custom:PercentageOfConsiderationReceived-0]		5.70%			5.70%
Business Acquisition, Transaction Costs		$ 100,000,000			$ 100,000,000
Purchase Obligation, to be Paid, Remainder of Fiscal Year					$ 100,000
Purchase Obligation		$ 100,000
Disper Solar LLC [Member] | Patent Purchase Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Businesses, Gross	$ 500,000
Disper Solar LLC [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
[custom:PercentageOfConsiderationReceived-0]		3.80%			3.80%
Business Acquisition, Transaction Costs		$ 50,000,000			$ 50,000,000
Disper Solar LLC [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
[custom:PercentageOfConsiderationReceived-0]		7.60%			7.60%
Business Acquisition, Transaction Costs		$ 150,000,000			$ 150,000,000
Disper Solar LLC [Member] | Initial Payment [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets	150,000
Disper Solar LLC [Member] | Milestone Paymentst [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets	$ 350,000
Disper Solar LLC [Member] | Milestone Payments [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets				$ 100,000			$ 200,000	$ 50,000
Research and Development Expense						$ 100,000
Disper Solar LLC [Member] | Milestone Payments [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets							350,000
Disper Solar LLC [Member] | Milestone Payments [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets							$ 450,000
Disper Solar LLC [Member] | Earnout Payments [Member]
Finite-Lived Intangible Assets [Line Items]
Payments to Acquire Intangible Assets		$ 800,000			$ 800,000
[custom:EarnoutPaymentsDescription]		earnout payments of $			Earnout Payments: $